RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
FUTURETECH II ACQUISITION CORP [Member]
RELATED PARTY TRANSACTIONS

Note 5 - Related Party Transactions

Class B Common Stock

On October 8, 2021, the Company issued an aggregate of 2,875,000 shares of Class B common stock to the Sponsor for an aggregate purchase price of $25,000 in cash, or approximately $0.009 per share. Such Class B common stock includes an aggregate of up to 375,000 shares that were subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Units and underlying securities).

The initial stockholders have agreed not to transfer, assign or sell any of the Class B common stock (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing six months after a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

On November 18, 2024, the Company held a special stockholder meeting (the “Third Extension Meeting”) following the notice provided by the Definitive Proxy filed on Schedule 14A on October 31, 2024 (as amended and supplemented, the “Proxy Statement”) with the SEC, and stockholders approved by requisite votes to amend the Charter to provide for the right of the holders of Class B common stock, par value $0.0001 per share, to convert such shares of Class B common stock into shares of Class A common stock, par value $0.0001 per share, on a one-to-one basis at the election of such holders (the “Founder Share Amendment Proposal”). Following approval of the Founder Share Amendment Proposal by the Stockholders, on November 21, 2024, the Company promptly adopted and filed the Charter Amendment with the Secretary of State of the State of Delaware, and all holders of Class B Common Stock elected to convert their shares of Class B Common Stock to shares of Class A Common Stock on a one-to-one basis. The Company and the holders of 2,875,000 shares of Class B Common Stock submitted required instruments to the Company’s transfer agent and on February 4, 2025, all of 2,875,000 shares of Class B Common Stock were converted to 2,875,000 shares of Class A Common Stock that are non-redeemable and are subject to same transfer restrictions. As of June 30, 2025, there is no issued and outstanding shares of Class B Common Stock.

Sponsor Working Capital Loans

In order to finance transaction costs in connection with a Business Combination and fund ongoing operating cost, the Sponsor has agreed to loan the Company funds as may be required up to $1,500,000 (the “Sponsor Working Capital Loans”). Such Sponsor Working Capital Loans is evidenced by non-interest-bearing promissory notes. The notes will either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, may be converted into private placement units at a price of $10.00 per unit. The Units will be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Sponsor Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Sponsor Working Capital Loans. As of June 30, 2025 and December 31, 2024, the Company has $823,302 and $412,257 Sponsor Working Capital Loans outstanding respectively.

Note 5 - Related Party Transactions (Continued)

Extension Loan - Related Party

On August 17, 2023, the Company held a special meeting of stockholders, at which the Company’s stockholders approved an amendment (the “First Charter Amendment”) to the Company’s Charter, and amendment to the Investment Management Trust Agreement, giving the Company the right to extend the deadline of Combination Period from August 18, 2023 to February 18, 2024, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account the lesser of: (i) $125,000 and (ii) an aggregate amount equal to $0.04 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the First Charter Amendment for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

On February 14, 2024, the Company held a special meeting of stockholders (the “Second Extension Meeting”), at which the Company’s stockholders approved an amendment (the “Second Charter Amendment”) to the Company’s Charter, giving the Company the right to extend the deadline of Combination Period from February 18, 2024 to November 18, 2024, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account the lesser of: (i) $50,000 and (ii) an aggregate amount equal to $0.03 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the Second Charter Amendment for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

On November 18, 2024, the Company held the Third Extension Meeting (as defined above), at which the Company’s stockholders approved an amendment (the “Third Charter Amendment”) to the Company’s Charter, (i) giving the Company the right to extend the deadline of Combination Period from November 18, 2024 to August 18, 2025, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account an aggregate amount equal to $0.05 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the Third Charter Amendment, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination, and (ii) giving the holders of shares of Class B Common Stock the right to convert such shares of Class B Common Stock to shares of Class A Common Stock at any time before the consummation of a business combination or automatically convert to shares of Class A Common Stock at the closing of a business combination.

Each deposit by the Sponsor for the First Charter Amendment, the Second Charter Amendment, the Third Charter Amendment and any additional future extension amendments are collectively referred to as the “Extension Loans”.

On February 17, 2023 the Company caused to be deposited $1,150,000 into the Company’s Trust Account for its public stockholders, representing $0.10 per public share, allowing the Company to extend the period of time it has to consummate its initial Business Combination by three months from February 18, 2023 to May 18, 2023. On May 17, 2023 the Company caused to be deposited $1,150,000 into the Company’s Trust Account for its public stockholders, representing $0.10 per public share, allowing the Company to extend the period of time it has to consummate its initial Business Combination by three months from May 18, 2023 to August 18, 2023. On August 18, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from August 18, 2023 to September 18, 2023. On September 26, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from September 18, 2023 to October 18, 2023. On, October 18, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from October 18, 2023 to November 18, 2023. On December 18, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from December 18, 2023 to January 18, 2024. On January 18, 2024, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from January 18, 2024 to February 18, 2024.

On February 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from February 18, 2024 to March 18, 2024. On March 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from March 18, 2024 to April 18, 2024. On April 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from April 18, 2024 to May 18, 2024. On May 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from May 18, 2024 to June 18, 2024. On June 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from June 18, 2024 to July 18, 2024. On July 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from July 18, 2024 to August 18, 2024. On August 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from August 18, 2024 to September 18, 2024. On September 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from September 18, 2024 to October 18, 2024. On October 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from October 18, 2024 to November 18, 2024.

On November 20, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from November 18, 2024 to December 18, 2024. On December 18, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from December 18, 2024 to January 18, 2025. On January 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from January 18, 2025 to February 18, 2025. On February 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from February 18, 2025 to March 18, 2025. On March 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from March 18, 2025 to April 18, 2025. On April 18, 2025, the Company caused to be deposited $45,244 (consisting of $38,994 for the Extension Loan for the period from April 18, 2025 to May 18, 2025 and $6,250 of additional amount for previous five (5) extension periods taking into account reversed redemptions after the Third Extension of the Combination Period on November 18, 2024) into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from April 18, 2025 to May 18, 2025. On May 20, 2025, the Company caused to be deposited $38,994 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from May 18, 2025 to June 18, 2025. On June 18, 2025, the Company caused to be deposited $38,994 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from June 18, 2025 to July 18, 2025.

Note 5 - Related Party Transactions (Continued)

As of June 30, 2025 and December 31, 2024, there was $3,537,744 and $3,537,744 outstanding under the Extension Loans, respectively.

As of June 30, 2025, there was approximately $3,537,744 outstanding under the Extension Loans from the Sponsor. Each Extension Loan was made in the form of non-interest-bearing promissory note. If the Company completes its initial Business Combination, the Company will convert all of the total loan amount into shares of Class A Common Stock pursuant to the Merger Agreement. If the Company does not complete a Business Combination, the Company will repay such loans only from funds held outside of the Trust Account. Furthermore, the letter agreement among the Company and the Company’s officers, directors, and the Sponsor contains a provision pursuant to which the Sponsor will agree to waive its right to be repaid for such loans to the extent there are insufficient funds held outside of the Trust Account in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete the initial Business Combination. The public stockholders will not be afforded an opportunity to vote on the month-to-month extension of time to consummate an initial Business Combination during the Combination Period.

Due from Sponsor

As of June 30, 2025 and December 31, 2024 the Company had paid a total of $1,145,065 and $1,540,984, respectively, in expenses that will be reimbursed by the Sponsor. As of June 30, 2025 and December 31, 2024, this amount included $114,048 and $809,072 that was overpaid to redeeming shareholders in August 2023 and February 2024, respectively. As of June 30, 2025, this amount also included $299,104 in funds withdrawn from the Trust, but not used to pay taxes.

In connection with the First Extension Meeting, on August 22, 2023, a redemption payment was made by Continental Stock Transfer & Trust Company (“CST” or “Trustee”), as trustee of the Trust Account, to the First Extension Redeeming Stockholders at a rate of approximately $10.81 per share (the “First Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the First Redemption Payment should have been approximately $10.74 per share. This meant that the First Extension Redeeming Stockholders were overpaid in the amount of approximately $0.07 per share (the “First Extension Overpayment Amount”).

In connection with the Second Extension Meeting, on February 22, 2024, a redemption payment was made by CST, as trustee of the Trust Account, to the Second Extension Redeeming Stockholders at a rate of approximately $11.21 per share (the “Second Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the Second Redemption Payment should have been approximately $11.10 per share. This meant that the Second Extension Redeeming Stockholders were overpaid in the amount of approximately $0.11 per share (the “Second Extension Overpayment Amount”).

Note 5 - Related Party Transactions (Continued)

On or about March 6, 2025, the Trustee of the Trust Account commenced the claw-back process in connection with the First Extension Overpayment Amount and Second Extension Overpayment Amount. As of June 30, 2025, approximately $409,036 in aggregate have been received in connection with the First Extension Overpayment Amount, and $285,989 in aggregate have been received in connection with the Second Extension Overpayment Amount. The $695,024 recovered in aggregate for the First and Second Extension Overpayments as of June 30, 2025, has been received by the Company and is included in Due from Sponsor on the Company’s unaudited condensed balance sheets .

Administrative Support Agreement

Commencing on the date the Units are first listed on Nasdaq, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support for up to 18 months. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the three and six months ended June 30, 2025 and 2024, the Company recorded $30,000 and $60,000 of administrative expenses, respectively. As of June 30, 2025 and December 31, 2024, the Company had $400,000 and $340,000, respectively, in administrative expenses included in accounts payable and accrued expenses on the Company’s unaudited and audited condensed balance sheets.

Other Payable

As of June 30, 2025 and December 31, 2024, the Company had a payable amount of $299,104 and $17,744,312. In 2025, this amount is associated with funds withdrawn from the trust for taxes, while in 2024 the amount was associated with the November 2024 redemption. These amounts are included in the Other Payable on the Company’s unaudited and audited condensed balance sheets.

Due from Related Party

As of June 30, 2025 and December 31, 2024, the Company had a receivable amount of $75,000. This amount is included in the Due from Related Party on the Company’s unaudited and audited condensed balance sheets.

Representative Shares

The Company issued to EF Hutton and/or its designees, 115,000 shares of Class A common stock upon the Initial Public Offering. EF Hutton has agreed not to transfer, assign or sell any such common stock until the completion of the Company’s initial Business Combination. In addition, EF Hutton has agreed (i) to waive its redemption rights with respect to such common stock in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such common stock if the Company fails to complete its initial Business Combination within the Combination Period.

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales in the Initial Public Offering pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement for the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales in the Initial Public Offering except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners, registered persons or affiliates or as otherwise permitted under Rule 5110(e)(2), and only if any such transferee agrees to the foregoing lock-up restrictions.

Note 5 - Related Party Transactions

Class B Common Stock

On October 8, 2021, the Company issued an aggregate of 2,875,000 shares of Class B common stock to the Sponsor for an aggregate purchase price of $25,000 in cash, or approximately $0.009 per share. Such Class B common stock includes an aggregate of up to 375,000 shares that were subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders did not purchase any Public Shares in the Initial Public Offering and excluding the Private Placement Units and underlying securities).

The initial stockholders have agreed not to transfer, assign or sell any of the Class B common stock (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing six months after a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

On November 18, 2024, the Company held a special stockholder meeting (the “Third Extension Meeting”) following the notice provided by the Definitive Proxy filed on Schedule 14A on October 31, 2024 (as amended and supplemented, the “Proxy Statement”) with the SEC, and stockholders approved by requisite votes to amend the Charter to provide for the right of the holders of Class B common stock, par value $0.0001 per share, to convert such shares of Class B common stock into shares of Class A common stock, par value $0.0001 per share, on a one-to-one basis at the election of such holders (the “Founder Share Amendment Proposal”). Following approval of the Founder Share Amendment Proposal by the Stockholders, on November 21, 2024, the Company promptly adopted and filed the Charter Amendment with the Secretary of State of the State of Delaware, and all holders of Class B Common Stock elected to convert their shares of Class B Common Stock to shares of Class A Common Stock on a one-to-one basis. The Company and the holders of 2,875,000 shares of Class B Common Stock submitted required instruments to the Company’s transfer agent and on February 4, 2025, all of 2,875,000 shares of Class B Common Stock were converted to 2,875,000 shares of Class A Common Stock that are non-redeemable and are subject to same transfer restrictions. As of December 31, 2024, there is no issued and outstanding shares of Class B Common Stock.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination and fund ongoing operating cost, the Sponsor has agreed to loan the Company funds as may be required up to $1,500,000 (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by non-interest-bearing promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, may be converted into private placement units at a price of $10.00 per unit. The Units will be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2024 and December 31, 2023, the Company has $412,257 and $0 working capital loans outstanding respectively.

Note 5 - Related Party Transactions (Continued)

Extension Loan - Related Party

On August 17, 2023, the Company held a special meeting of stockholders, at which the Company’s stockholders approved an amendment (the “First Charter Amendment”) to the Company’s Charter, and amendment to the Investment Management Trust Agreement, giving the Company the right to extend the deadline of Combination Period from August 18, 2023 to February 18, 2024, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account the lesser of: (i) $125,000 and (ii) an aggregate amount equal to $0.04 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the First Charter Amendment for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

On February 14, 2024, the Company held a special meeting of stockholders (the “Second Extension Meeting”), at which the Company’s stockholders approved an amendment (the “Second Charter Amendment”) to the Company’s Charter, giving the Company the right to extend the deadline of Combination Period from February 18, 2024 to November 18, 2024, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account the lesser of: (i) $50,000 and (ii) an aggregate amount equal to $0.03 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the Second Charter Amendment for each such one-month extension unless the closing of the Company’s initial business combination shall have occurred, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

On November 18, 2024, the Company held the Third Extension Meeting (as defined above), at which the Company’s stockholders approved an amendment (the “Third Charter Amendment”) to the Company’s Charter, (i) giving the Company the right to extend the deadline of Combination Period from November 18, 2024 to August 18, 2025, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account an aggregate amount equal to $0.05 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the Third Charter Amendment, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination, and (ii) giving the holders of shares of Class B Common Stock the right to convert such shares of Class B Common Stock to shares of Class A Common Stock at any time before the consummation of a business combination or automatically convert to shares of Class A Common Stock at the closing of a business combination.

Each deposit by the Sponsor for the First Charter Amendment, the Second Charter Amendment, the Third Charter Amendment and any additional future extension amendments are collectively referred to as the “Extension Loans”.

On February 17, 2023 the Company caused to be deposited $1,150,000 into the Company’s Trust Account for its public stockholders, representing $0.10 per public share, allowing the Company to extend the period of time it has to consummate its initial Business Combination by three months from February 18, 2023 to May 18, 2023. On May 17, 2023 the Company caused to be deposited $1,150,000 into the Company’s Trust Account for its public stockholders, representing $0.10 per public share, allowing the Company to extend the period of time it has to consummate its initial Business Combination by three months from May 18, 2023 to August 18, 2023. On August 18, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from August 18, 2023 to September 18, 2023. On September 26, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from September 18, 2023 to October 18, 2023. On, October 18, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from October 18, 2023 to November 18, 2023. On December 18, 2023, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from December 18, 2023 to January 18, 2024. On January 18, 2024, the Company caused to be deposited $125,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from January 18, 2024 to February 18, 2024.

Note 5 - Related Party Transactions (Continued)

On February 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from February 18, 2024 to March 18, 2024. On March 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from March 18, 2024 to April 18, 2024. On April 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from April 18, 2024 to May 18, 2024. On May 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from May 18, 2024 to June 18, 2024. On June 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from June 18, 2024 to July 18, 2024. On July 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from July 18, 2024 to August 18, 2024. On August 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from August 18, 2024 to September 18, 2024. On September 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from September 18, 2024 to October 18, 2024. On October 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from October 18, 2024 to November 18, 2024.

On November 20, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from November 18, 2024 to December 18, 2024. On December 18, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from December 18, 2024 to January 18, 2025. On January 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from January 18, 2025 to February 18, 2025. On February 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from February 18, 2025 to March 18, 2025. On March 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from March 18, 2025 to April 18, 2025.

As of December 31, 2024 and December 31, 2023, there was $3,537,744 and $2,925,000 outstanding under the Extension Loans, respectively.

As of March 31, 2025, there was approximately $3,650,976 outstanding under the Extension Loans from the Sponsor. Each Extension Loan was made in the form of non-interest-bearing promissory note. If the Company completes its initial Business Combination, the Company will convert all of the total loan amount into shares of Class A Common Stock pursuant to the Merger Agreement. If the Company does not complete a Business Combination, the Company will repay such loans only from funds held outside of the Trust Account. Furthermore, the letter agreement among the Company and the Company’s officers, directors, and the Sponsor contains a provision pursuant to which the Sponsor will agree to waive its right to be repaid for such loans to the extent there are insufficient funds held outside of the Trust Account in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete the initial Business Combination. The public stockholders will not be afforded an opportunity to vote on the month-to-month extension of time to consummate an initial Business Combination during the Combination Period.

Due from Sponsor

As of December 31, 2024 and December 31, 2023 the Company had paid a total of $1,540,984 and $1,179,141, respectively, in expenses that will be reimbursed by the Sponsor. This includes the amount of $809,072 that was overpaid to redeeming shareholders in August 2023 and February 2024.

In connection with the First Extension Meeting, on August 22, 2023, a redemption payment was made by Continental Stock Transfer & Trust Company (“CST” or “Trustee”), as trustee of the Trust Account, to the First Extension Redeeming Stockholders at a rate of approximately $10.81 per share (the “First Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the First Redemption Payment should have been approximately $10.74 per share. This meant that the First Extension Redeeming Stockholders were overpaid in the amount of approximately $0.07 per share (the “First Extension Overpayment Amount”).

In connection with the Second Extension Meeting, on February 22, 2024, a redemption payment was made by CST, as trustee of the Trust Account, to the Second Extension Redeeming Stockholders at a rate of approximately $11.21 per share (the “Second Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the Second Redemption Payment should have been approximately $11.10 per share. This meant that the Second Extension Redeeming Stockholders were overpaid in the amount of approximately $0.11 per share (the “Second Extension Overpayment Amount”).

On or about March 6, 2025, the Trustee of the Trust Account commenced the claw-back process in connection with the First Extension Overpayment Amount and Second Extension Overpayment Amount. As of March 31, 2025, approximately $337,442 in aggregate have been received in connection with the First Extension Overpayment Amount, and $176,184 in aggregate have been received in connection with the Second Extension Overpayment Amount.

Administrative Support Agreement

Commencing on the date the Units are first listed on Nasdaq, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support for up to 18 months. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the years ended December 31, 2024 and 2023, the Company recorded $120,000 of administrative expenses annually. As of December 31, 2024 and December 31, 2023, the Company had $340,000 and $220,000, respectively, in administrative expenses included in accounts payable and accrued expenses on the Company’s balance sheets.

Other Payable

As of December 31, 2024, the Company had a payable amount of $17,744,312 associated with the November 2024 redemption. This amount is included in the Other Payable on the Company’s balance sheets.

Representative Shares

The Company issued to EF Hutton and/or its designees, 115,000 shares of Class A common stock upon the Initial Public Offering. EF Hutton has agreed not to transfer, assign or sell any such common stock until the completion of the Company’s initial Business Combination. In addition, EF Hutton has agreed (i) to waive its redemption rights with respect to such common stock in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such common stock if the Company fails to complete its initial Business Combination within the Combination Period.

Note 5 - Related Party Transactions (Continued)

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales in the Initial Public Offering pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement for the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales in the Initial Public Offering except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners, registered persons or affiliates or as otherwise permitted under Rule 5110(e)(2), and only if any such transferee agrees to the foregoing lock-up restrictions.